Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2014
Voyage And Vessel Operating Expenses [Abstract]
Voyage and Vessel Operating Expenses

11.       Voyage and Vessel Operating Expenses

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2014	2013	2012
Voyage Expenses
Port charges	$-	$30	$33
Bunkers	5	50	43
Commissions	327	625	1,328
Total	$332	$705	$1,404

Vessel Operating Expenses
Crew wages and related costs	$14,415	$16,944	$14,460
Insurance	1,772	1,891	1,392
Spares and consumable stores	6,075	8,071	8,216
Repairs and maintenance	3,359	3,277	4,403
Tonnage taxes (Note 14)	526	356	136
Environmental costs	201	-	-
Other operating expenses	211	331	362
Total	$26,559	$30,870	$28,969

A part of the commissions was charged by DSS under the Vessel Management Agreements up to February 28, 2013 (Note 3).